Accounting and Reporting Changes - Schedule of Invested Assets Type Measurement Category and Transitional Differences Under IFRS 9 (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total invested assets (note 4)	$ 414,001	$ 427,098
Previously stated [Member] | IAS 39 [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total in-scope invested assets		400,660
Total invested assets (note 4)		427,098
Previously stated [Member] | Cash and short-term securities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
IAS 39 Total carrying value		22,594
Previously stated [Member] | Debt securities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
IAS 39 Total carrying value		224,139
Previously stated [Member] | Public equities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
IAS 39 Total carrying value		28,067
Previously stated [Member] | Mortgages [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
IAS 39 Total carrying value		52,014
Previously stated [Member] | Private placements [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
IAS 39 Total carrying value		42,842
Previously stated [Member] | Other invested assets [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
IAS 39 Total carrying value		22,101
Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | IFRS 17 Measurement Differences [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total in-scope invested assets		6,367
Total invested assets (note 4)		7,402
Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | IFRS 17 Presentation Differences [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total in-scope invested assets		(6,397)
Total invested assets (note 4)		(6,397)
Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Mortgages [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Differences		1,934
Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Private placements [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Differences		4,447
Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Other invested assets [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Differences		(14)
Currently stated [Member] | IFRS 9 [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total in-scope invested assets			$ 400,630
Total invested assets (note 4)			428,103
Currently stated [Member] | Cash and short-term securities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value			22,594
Currently stated [Member] | Debt securities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value			224,139
Currently stated [Member] | Public equities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value			28,067
Currently stated [Member] | Mortgages [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value			53,948
Currently stated [Member] | Private placements [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value			47,289
Currently stated [Member] | Other invested assets [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value			22,087
AFS [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total invested assets (note 4)	$ 44,755	$ 49,876
AFS [Member] | Previously stated [Member] | Cash and short-term securities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Category		AFS
IAS 39 Total carrying value		$ 14,339
AFS [Member] | Previously stated [Member] | Debt securities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Category		AFS
IAS 39 Total carrying value		$ 33,097
AFS [Member] | Previously stated [Member] | Public equities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Category		AFS
IAS 39 Total carrying value		$ 2,351
AFS [Member] | Previously stated [Member] | Mortgages [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Category		AFS
AFS [Member] | Previously stated [Member] | Private placements [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Category		AFS
AFS [Member] | Previously stated [Member] | Other invested assets [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Category		AFS
IAS 39 Total carrying value		$ 89
AFS [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Cash and short-term securities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Presentation Differences		2,214
AFS [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Debt securities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Presentation Differences		184,365
AFS [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Public equities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Presentation Differences		(2,351)
AFS [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Mortgages [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Differences		1,897
Presentation Differences		29,901
AFS [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Private placements [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Differences		4,407
Presentation Differences		42,175
AFS [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Other invested assets [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Differences		(4)
Presentation Differences		238
FVOCI [Member] | Currently stated [Member] | Cash and short-term securities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value			16,553
IFRS 9 Measurement Category	FVOCI
FVOCI [Member] | Currently stated [Member] | Debt securities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value			217,462
IFRS 9 Measurement Category	FVOCI
FVOCI [Member] | Currently stated [Member] | Mortgages [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value			31,798
IFRS 9 Measurement Category	FVOCI
FVOCI [Member] | Currently stated [Member] | Private placements [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value			46,582
IFRS 9 Measurement Category	FVOCI
FVOCI [Member] | Currently stated [Member] | Other invested assets [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value			323
IFRS 9 Measurement Category	FVOCI
FVTPL [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total invested assets (note 4)	$ 220,674	$ 238,809
FVTPL [Member] | Previously stated [Member] | Cash and short-term securities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Category		FVTPL
IAS 39 Total carrying value		$ 2,214
FVTPL [Member] | Previously stated [Member] | Debt securities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Category		FVTPL
IAS 39 Total carrying value		$ 189,722
FVTPL [Member] | Previously stated [Member] | Public equities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Category		FVTPL
IAS 39 Total carrying value		$ 25,716
FVTPL [Member] | Previously stated [Member] | Mortgages [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Category		FVTPL
FVTPL [Member] | Previously stated [Member] | Private placements [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Category		FVTPL
FVTPL [Member] | Previously stated [Member] | Other invested assets [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Category		FVTPL
IAS 39 Total carrying value		$ 21,157
FVTPL [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Cash and short-term securities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Presentation Differences		(2,214)
FVTPL [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Debt securities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Presentation Differences		(184,365)
FVTPL [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Public equities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Presentation Differences		2,351
FVTPL [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Mortgages [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Differences		37
Presentation Differences		1,166
FVTPL [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Private placements [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Differences		40
Presentation Differences		667
FVTPL [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Other invested assets [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Differences		(10)
Presentation Differences		$ 617
FVTPL [Member] | Currently stated [Member] | Cash and short-term securities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
IFRS 9 Measurement Category	FVTPL
FVTPL [Member] | Currently stated [Member] | Debt securities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value			5,357
IFRS 9 Measurement Category	FVTPL
FVTPL [Member] | Currently stated [Member] | Public equities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value			28,067
IFRS 9 Measurement Category	FVTPL
FVTPL [Member] | Currently stated [Member] | Mortgages [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value			1,203
IFRS 9 Measurement Category	FVTPL
FVTPL [Member] | Currently stated [Member] | Private placements [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value			707
IFRS 9 Measurement Category	FVTPL
FVTPL [Member] | Currently stated [Member] | Other invested assets [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value			21,764
IFRS 9 Measurement Category	FVTPL
Amortized cost [Member] | Previously stated [Member] | Cash and short-term securities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Category		Amortized cost
IAS 39 Total carrying value		$ 6,041
Amortized cost [Member] | Previously stated [Member] | Debt securities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Category		Amortized cost
IAS 39 Total carrying value		$ 1,320
Amortized cost [Member] | Previously stated [Member] | Mortgages [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Category		Amortized cost
IAS 39 Total carrying value		$ 52,014
Amortized cost [Member] | Previously stated [Member] | Private placements [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Category		Amortized cost
IAS 39 Total carrying value		$ 42,842
Amortized cost [Member] | Previously stated [Member] | Policy loans [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Category		Amortized cost
IAS 39 Total carrying value		$ 6,397
Amortized cost [Member] | Previously stated [Member] | Loans to Bank clients [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Category		Amortized cost
IAS 39 Total carrying value		$ 2,506
Amortized cost [Member] | Previously stated [Member] | Other invested assets [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Category		Amortized cost
IAS 39 Total carrying value		$ 855
Amortized cost [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Mortgages [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Presentation Differences		(31,067)
Amortized cost [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Private placements [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Presentation Differences		(42,842)
Amortized cost [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Policy loans [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Presentation Differences		(6,397)
Amortized cost [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Other invested assets [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Differences		0
Presentation Differences		$ (855)
Amortized cost [Member] | Currently stated [Member] | Cash and short-term securities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value			6,041
IFRS 9 Measurement Category	Amortized cost
Amortized cost [Member] | Currently stated [Member] | Debt securities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value			1,320
IFRS 9 Measurement Category	Amortized cost
Amortized cost [Member] | Currently stated [Member] | Mortgages [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value			20,947
IFRS 9 Measurement Category	Amortized cost
Amortized cost [Member] | Currently stated [Member] | Private placements [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
IFRS 9 Measurement Category	Amortized cost
Amortized cost [Member] | Currently stated [Member] | Loans to Bank clients [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value			2,506
IFRS 9 Measurement Category	Amortized cost
Amortized cost [Member] | Currently stated [Member] | Other invested assets [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
IFRS 9 Measurement Category	Amortized cost(3)
Other [Member] | Previously stated [Member] | Out-of-scope invested assets [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Category		Other
Other [Member] | Previously stated [Member] | Out-of-scope invested assets [Member] | IAS 39 [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
IAS 39 Total carrying value		$ 26,438
Other [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Out-of-scope invested assets [Member] | IFRS 17 Measurement Differences [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Measurement Differences		$ 1,035
Other [Member] | Currently stated [Member] | Out-of-scope invested assets [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
IFRS 9 Measurement Category	Other
Other [Member] | Currently stated [Member] | Out-of-scope invested assets [Member] | IFRS 9 [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value			$ 27,473